Common Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Dec. 05, 2011
Common Shareholders' Equity [Abstract]
Common stock, shares authorized	1,500		1,500	1,500
Common stock, shares outstanding	1		1	1
Warrants exercised	1,000,000	700,000
Proceeds from exercise of warrants		$ 14.7
Warrant exercise price			21.00
ESOP Loan Repayment To Employer					68.2
Difference between strike price and merger price			9.00
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Excess of Liabilities over Assets			$ 9.0
Acquisition cost per share			$ 30.00